[LETTERHEAD OF KIRKPATRICK & LOCKHART NICHOLSON GRAHAM LLP]

May 3, 2006

                                                              Thomas J. Poletti
                                                              310.552.5045
                                                              Fax:  310.552.5001
                                                              tpoletti@klng.com

Via Edgar and Fed Ex

Office of Emerging Growth Companies
Securities and Exchange Commission
100 F Street, N.E.
Washington D.C. 20549
Attn:  John Reynolds

Re:  SRKP 2, Inc.
     Registration Statement on Form SB-2
     File Number:  333-124164
     Amendment No. 4 filed October 25, 2005

Dear Mr. Reynolds:

On behalf of SRKP 2, Inc. (the "Company") we hereby transmit for filing Amendment No. 5 to Form SB-2 filed April 19, 2005 ("Amendment No. 5"). We are also forwarding to you via Fed Ex courtesy copies of this letter and Amendment No. 5 (marked to show changes and additions from Amendment No. 4 to the Registration Statement filed October 25, 2005 ("Amendment No. 4")). We have been advised that changes in Amendment No. 5 from Amendment No. 4, as submitted herewith in electronic format, have been tagged.

The Company has updated Amendment No. 5 to include updated audited financial statements through fiscal year-end 2005 and have included a current consent from the Company's independent accountant.

The Company respectfully submits that it has answered all of the Staff's comments and plans to request acceleration promptly. Therefore, if you have any questions or further comments, please do not hesitate to contact the undersigned or Anh Q. Tran, Esq. at (310) 552-5000 or via fax at (310) 552-5001 with any questions.


Sincerely,

/s/ Thomas J. Poletti
---------------------
Thomas J. Poletti

cc:  Richard Rappaport, SRKP 2, Inc.